Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current tax	$ 0	$ 0
Total current tax (benefit)/expense	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	22	0
(Decrease)/increase in deferred tax liabilities	(124)	(126)
Total deferred tax (benefit)/expense	(102)	(126)
Income tax (benefit)/expense	$ (102)	$ (126)